Geographic Information(Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from external customers	$ 30,799	$ 30,983	$ 27,762
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from external customers	12,407	12,921	11,424
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from external customers	12,992	12,446	10,786
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from external customers	2,724	2,696	3,436
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from external customers	2,397	2,832	1,958
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from external customers	$ 279	$ 88	$ 158